Schedule of Income before Income Tax, Domestic and Foreign (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 1	$ 1,441,059
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 2	1,017,263
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 3	1,797,445
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 4	(22,356)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 5	(119,307)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 6	(153,484)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 7	1,418,703
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 8	897,956
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 9	1,643,961
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 10	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 11	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 12	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 13	255,408
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 14	306,652
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 15	93,103
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 16	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 17	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 18	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 19	255,408
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 20	306,652
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 21	$ 93,103